Submission	Nov. 12, 2024
Submission [Line Items]
Central Index Key	0000049196
Registrant Name	HUNTINGTON BANCSHARES INC /MD/
Registration File Number	333-263546
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES